Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
ASD-NPRT3-0426
1.934462.114
Asset-Backed Securities - 9.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Fortress Credit Bsl Xv Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.0676% 10/18/2033 (b)(c)(d)	1,963,142	1,963,814
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 1/20/2037 (b)(c)(d)	2,899,000	2,902,740
Neuberger Berman Ln Advisers Nbla CLO Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.6989% 7/23/2036 (b)(c)(d)	3,825,000	3,825,516
Neuberger Berman Loan Advisers CLO Ltd Series 2026-51A Class AR2, CME Term SOFR 3 month Index + 1%, 4.6677% 10/23/2036 (b)(c)(d)	2,025,000	2,024,990
Symphony CLO Ltd Series 2026-37A Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.7951% 1/20/2037 (b)(c)(d)	1,815,000	1,815,575
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (b)(c)(d)	1,526,000	1,527,271
TOTAL BAILIWICK OF JERSEY		14,059,906
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (d)	432,581	434,558
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	106,175	107,291
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	255,249	258,456
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (d)	738,300	746,197
Securitized Term Auto Receivables Trust Series 2025-B Class B, 4.925% 12/29/2032 (d)	176,266	178,257
Securitized Term Auto Receivables Trust Series 2025-B Class C, 5.121% 12/29/2032 (d)	66,981	67,820
Securitized Term Auto Receivables Trust Series 2026-A Class B, 4.284% 3/25/2033 (d)	547,619	550,154
Securitized Term Auto Receivables Trust Series 2026-A Class C, 4.431% 3/25/2033 (d)	198,276	199,190
TOTAL CANADA		2,541,923
GRAND CAYMAN (UK OVERSEAS TER) - 2.7%
Alinea Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 7/20/2031 (b)(c)(d)	121,064	121,125
Anthelion CLO 2025-1 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1697% 7/20/2036 (b)(c)(d)	1,140,000	1,141,777
Ares Lx Clo Ltd Series 2026-60A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4176% 7/18/2034 (b)(c)(d)	2,830,000	2,830,122
Ares XXXIV CLO Ltd Series 2025-2A Class X, CME Term SOFR 3 month Index + 1%, 4.6676% 7/17/2038 (b)(c)(d)	1,578,571	1,578,522
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2034 (b)(c)(d)	1,485,000	1,486,405
Balboa Bay Loan Funding Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.16%, 4.8276% 4/20/2036 (b)(c)(d)	1,285,000	1,287,994
Battalion Clo X Ltd / Battalion Clo X LLC Series 2025-10A Class A2R3, CME Term SOFR 3 month Index + 1.75%, 5.418% 1/24/2035 (b)(c)(d)	1,945,000	1,946,470
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 4.6476% 1/17/2033 (b)(c)(d)	2,374,672	2,374,750
Battalion Clo Xv Ltd / Battalion Clo Xv LLC Series 2025-15A Class CR, CME Term SOFR 3 month Index + 1.9%, 5.5676% 1/17/2033 (b)(c)(d)	715,000	712,225
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.858% 10/25/2030 (b)(c)(d)	218,455	218,933
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8525% 11/15/2030 (b)(c)(d)	210,891	211,012
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (b)(c)(d)	2,500,000	2,502,308
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.6822% 10/15/2034 (b)(c)(d)	990,000	990,708
Chenango Park Clo Ltd Series 2025-1A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.1222% 4/15/2030 (b)(c)(d)	354,382	354,429
Chenango Park Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 4/15/2030 (b)(c)(d)	1,200,000	1,201,579
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(d)	1,635,000	1,635,389
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3222% 10/15/2030 (b)(c)(d)	1,290,000	1,292,067
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2035 (b)(c)(d)	2,331,000	2,329,138
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2036 (b)(c)(d)	3,497,000	3,503,431
Fortress Credit BSL Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.57%, 5.241% 4/23/2036 (b)(c)(d)	265,000	265,433
Fortress Credit Bsl VII Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.071% 7/23/2032 (b)(c)(d)	980,000	979,603
Fortress Credit Bsl VII Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.321% 7/23/2032 (b)(c)(d)	1,250,000	1,250,448
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A1AR, CME Term SOFR 3 month Index + 1.05%, 4.7197% 10/20/2032 (b)(c)(d)	506,718	506,619
Fortress Credit Bsl VIII Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.0697% 10/20/2032 (b)(c)(d)	2,455,000	2,453,861
Galaxy Xxii Clo Ltd Series 2026-22A Class CR4, CME Term SOFR 3 month Index + 1.6%, 5.2632% 4/16/2034 (b)(c)(d)	700,000	700,172
Golub Cap Partners Static Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1676% 7/20/2035 (b)(c)(d)	2,930,000	2,929,883
Invesco CLO 2021-3 Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7492% 10/22/2034 (b)(c)(d)	2,820,000	2,823,593
Kkr Clo 34 Ltd Series 2025-34A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 7/15/2034 (b)(c)(d)	845,000	846,060
Kkr Clo 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.3%, 4.9676% 10/20/2034 (b)(c)(d)	1,980,000	1,980,937
KKR Clo Ltd / KKR Clo LLC Series 2025-18 Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.7176% 10/18/2035 (b)(c)(d)	2,334,188	2,336,347
Kkr Clo Trust Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2034 (b)(c)(d)	1,800,000	1,800,815
Kkr Clo Trust Series 2025-33A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2676% 7/20/2034 (b)(c)(d)	1,145,000	1,145,000
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.703% 10/15/2034 (b)(c)(d)	250,000	249,999
Madison Park Funding Xxiv Ltd Series 2024-24A Class CR2, CME Term SOFR 3 month Index + 2.05%, 5.7176% 10/20/2029 (b)(c)(d)	855,000	855,628
Madison Park Funding XXXIII Ltd Series 2022-33A Class AR, CME Term SOFR 3 month Index + 1.29%, 4.9622% 10/15/2032 (b)(c)(d)	1,673,707	1,675,645
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(d)	2,860,000	2,862,071
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9222% 7/15/2036 (b)(c)(d)	2,408,000	2,409,459
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (b)(c)(d)	1,780,000	1,781,534
Marble Point Clo Xv Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.711% 7/23/2032 (b)(c)(d)	1,052,371	1,052,805
Marble Point Clo Xxi Ltd Series 2026-3A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1679% 10/17/2034 (b)(c)(d)	2,100,000	2,100,326
Northwoods Capital Xiv-B Ltd Series 2024-14BA Class AR, CME Term SOFR 3 month Index + 1.25%, 4.8831% 11/13/2031 (b)(c)(d)	1,177,539	1,180,524
Octagon Investment Partners XXI Ltd Series 2025-1A Class A2R4, CME Term SOFR 3 month Index + 1.15%, 4.8025% 2/14/2031 (b)(c)(d)	1,925,000	1,928,425
Octagon Investment Partners XXI Ltd Series 2025-1A Class AAR4, CME Term SOFR 3 month Index + 0.81%, 4.4625% 2/14/2031 (b)(c)(d)	40,048	40,059
Octagon Investment Partners XXI Ltd Series 2025-1A Class BR4, CME Term SOFR 3 month Index + 1.35%, 5.0025% 2/14/2031 (b)(c)(d)	760,000	760,128
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (b)(c)(d)	1,854,000	1,857,727
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 4.8668% 7/30/2037 (b)(c)(d)	1,850,000	1,850,285
Ozlm Funding II Ltd Series 2025-2A Class BR4, CME Term SOFR 3 month Index + 1.75%, 5.4168% 7/30/2037 (b)(c)(d)	1,710,000	1,712,681
Ozlm Xix Ltd Series 2026-19A Class A1R3, CME Term SOFR 3 month Index + 1%, 4.6633% 1/15/2035 (b)(c)(d)	2,155,000	2,155,399
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(d)	2,371,897	2,373,346
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(d)	309,688	309,688
Palmer Square Loan Funding Ltd Series 2026-3A Class BR, CME Term SOFR 3 month Index + 1.45%, 5.1103% 8/8/2032 (b)(c)(d)	680,000	680,653
Post CLO Ltd Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.45%, 5.1121% 4/20/2035 (b)(c)(d)	1,065,000	1,065,331
Romark Clo II Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.65%, 5.318% 7/25/2031 (b)(c)(d)	2,150,000	2,152,614
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7222% 7/15/2036 (b)(c)(d)	1,100,000	1,100,105
Sound Point Clo Xxii Ltd Series 2024-1A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3176% 1/20/2032 (b)(c)(d)	250,000	250,863
Stratus Funding CLO 2025-1 Ltd Series 2025-1A Class B, CME Term SOFR 3 month Index + 1.45%, 5.1222% 7/15/2033 (b)(c)(d)	620,000	620,083
Symphony Clo Xxiii Ltd Series 2025-23A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.5722% 1/15/2034 (b)(c)(d)	1,410,195	1,410,434
Trinitas Clo VI Ltd / Trinitas Clo VI LLC Series 2025-6A Class AR4, CME Term SOFR 3 month Index + 1.11%, 4.778% 1/25/2034 (b)(c)(d)	1,890,000	1,891,786
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 4/20/2035 (b)(c)(d)	1,888,000	1,891,415
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (b)(c)(d)	2,308,426	2,310,243
Wellfleet Clo 2021-1 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2034 (b)(c)(d)	1,510,000	1,511,060
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		89,777,471
UNITED STATES - 5.8%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (d)	164,090	164,303
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (d)	2,197,927	2,200,441
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	655,000	659,671
Affirm Master Trust Series 2025-2A Class B, 5.06% 7/15/2033 (d)	685,000	690,163
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (d)	550,000	554,092
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (d)	1,385,000	1,392,918
Affirm Master Trust Series 2026-1A Class B, 4.57% 2/15/2034 (d)	210,000	210,767
Affirm Master Trust Series 2026-1A Class C, 4.72% 2/15/2034 (d)	855,000	859,313
Ally Auto Receivables Trust Series 2023-A Class C, 6.08% 1/17/2034 (d)	251,301	253,276
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	2,465,000	2,466,485
Ally Bank/UT Series 2024-A Class C, 6.022% 5/17/2032 (d)	108,305	110,246
Ally Bank/UT Series 2024-B Class A2, 4.97% 9/15/2032 (d)	146,546	147,968
Ally Bank/UT Series 2024-B Class C, 5.215% 9/15/2032 (d)	162,533	164,148
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (d)	349,321	351,445
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (d)	746,082	751,543
Americredit Automobile Receivables Trust Series 2023-1 Class C, 5.8% 12/18/2028	625,000	636,123
AMSR Trust Series 2021-SFR2 Class A, 1.527% 8/17/2038 (d)	2,745,926	2,709,871
Amur Equipment Finance Receivables X LLC Series 2022-1A Class C, 2.37% 4/20/2028 (d)	20,172	20,149
Amur Equipment Finance Receivables X LLC Series 2022-1A Class E, 5.02% 12/20/2028 (d)	830,000	830,771
Amur Equipment Finance Receivables Xiv LLC Series 2024-2A Class C, 5.38% 7/21/2031 (d)	1,553,000	1,589,773
Amur Equipment Finance Receivables Xiv LLC Series 2024-2A Class D, 5.97% 10/20/2031 (d)	245,000	251,315
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (d)	2,121,525	2,076,688
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	465,484	468,496
ARI Fleet Lease Trust Series 2026-A Class A2, 3.96% 11/15/2034 (d)	1,345,000	1,348,304
ARI Fleet Lease Trust Series 2026-A Class A3, 4.09% 11/15/2034 (d)	100,000	100,814
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	204,839	205,237
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (d)	475,000	477,653
Auxilior Term Funding LLC Series 2023-1A Class D, 7.27% 12/16/2030 (d)	1,055,000	1,092,947
Auxilior Term Funding LLC Series 2023-1A Class E, 10.97% 12/15/2032 (d)	230,000	251,480
Auxilior Term Funding LLC Series 2024-1A Class A3, 5.49% 7/15/2031 (d)	485,000	492,779
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class C, 6.18% 10/20/2027 (d)	210,000	211,215
Avis Budget Rental Car Funding AESOP LLC Series 2024-5A Class C, 6.24% 4/20/2027 (d)	100,000	100,178
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (d)	175,000	175,812
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class C, 4.95% 2/20/2030 (d)	100,000	100,556
Battalion Clo Xii Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.2%, 4.8525% 5/17/2031 (b)(c)(d)	945,000	946,445
Battalion Clo Xii Ltd Series 2025-12A Class CRR, CME Term SOFR 3 month Index + 1.55%, 5.2025% 5/17/2031 (b)(c)(d)	1,020,000	1,020,031
Battalion Clo Xxi Ltd / Battalion Clo Xxi LLC Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8222% 7/15/2034 (b)(c)(d)	1,535,000	1,536,276
Battalion Clo Xxi Ltd / Battalion Clo Xxi LLC Series 2025-21A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3722% 7/15/2034 (b)(c)(d)	570,000	569,996
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/26/2031 (b)(c)(d)	171,403	171,868
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class A, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9672% 7/27/2048 (b)(c)(d)	302,179	301,817
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3672% 7/27/2048 (b)(c)(d)	781,350	779,920
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2, 5.05% 3/15/2029 (d)	363,291	364,652
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class B, 5.41% 3/15/2030 (d)	240,000	242,701
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (d)	374,618	375,210
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/2033 (d)	374,771	373,649
Bridgecrest Lending Auto Securitization Trust Series 2026-1 Class C, 4.44% 11/17/2031	840,000	845,541
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	493,120	493,559
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	2,600,000	2,602,016
CarMax Auto Owner Trust Series 2023-2 Class C, 5.57% 11/15/2028	955,000	970,747
CarMax Auto Owner Trust Series 2023-2 Class D, 6.55% 10/15/2029	635,000	651,362
CarMax Auto Owner Trust Series 2023-3 Class C, 5.61% 2/15/2029	975,000	994,070
CarMax Auto Owner Trust Series 2023-3 Class D, 6.44% 12/16/2030	350,000	359,194
CarMax Auto Owner Trust Series 2024-1 Class C, 5.47% 8/15/2029	505,000	517,267
CarMax Auto Owner Trust Series 2024-2 Class D, 6.42% 10/15/2030	70,000	72,734
CarMax Auto Owner Trust Series 2024-3 Class D, 5.67% 1/15/2031	255,000	262,153
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	2,070,838	2,075,192
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	2,015,000	2,017,306
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	10,819	10,831
CarMax Select Receivables Trust Series 2024-A Class B, 5.35% 1/15/2030	270,000	274,626
CarMax Select Receivables Trust Series 2024-A Class C, 5.62% 1/15/2030	1,150,000	1,180,622
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	1,233,120	1,235,264
Carvana Auto Receivables Trust Series 2021-P4 Class B, 1.98% 2/10/2028	445,000	438,110
Carvana Auto Receivables Trust Series 2022-N1 Class C, 3.32% 12/11/2028 (d)	49,621	49,190
Carvana Auto Receivables Trust Series 2024-N2 Class B, 5.67% 9/10/2030 (d)	815,000	823,731
Carvana Auto Receivables Trust Series 2024-N2 Class C, 5.82% 9/10/2030 (d)	1,620,000	1,654,882
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	85,756	85,777
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	174,044	174,181
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	1,805,935	1,806,665
Chase Auto Credit Linked Notes Series 2025-1 Class B, 4.753% 2/25/2033 (d)	530,083	534,662
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (d)	1,500,000	1,481,859
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (d)	262,630	263,345
Dell Equip Fin Trust Series 2025-1 Class C, 5.25% 2/24/2031 (d)	100,000	101,805
Dell Equipment Finance Trust Series 2023-3 Class D, 6.75% 10/22/2029 (d)	100,000	100,555
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (d)	195,000	197,512
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (d)	633,887	634,845
Dell Equipment Finance Trust Series 2024-2 Class B, 4.82% 8/22/2030 (d)	105,000	106,022
Dell Equipment Finance Trust Series 2024-2 Class D, 5.29% 2/24/2031 (d)	865,000	872,883
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (d)	357,852	358,662
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (d)	100,000	100,331
Dext Abs LLC Series 2025-2 Class C, 4.89% 4/15/2036 (d)	150,000	151,202
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (d)	601,777	603,808
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	438,569	443,117
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (d)	1,400,000	1,407,120
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (d)	273,377	274,358
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (d)	160,000	161,114
DLLMT LLC Series 2026-1A Class A4, 4.36% 9/20/2033 (d)	45,000	45,558
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (d)	135,299	135,843
DLLST Series 2024-1A Class A4, 4.93% 4/22/2030 (d)	65,000	65,588
Drive Auto Receivables Trust Series 2024-2 Class C, 4.67% 5/17/2032	475,000	479,082
Drive Auto Receivables Trust Series 2025-2 Class C, 4.39% 9/15/2032	380,000	382,161
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	455,787	456,413
Eart Series 2025-5A Class B, 4.28% 7/15/2030	840,000	846,063
Elara Hgv Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (d)	150,041	155,903
Elara Hgv Timeshare Issuer LLC Series 2023-A Class C, 7.3% 2/25/2038 (d)	205,441	213,623
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (d)	2,509,291	2,519,109
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (d)	975	974
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	288,183	291,540
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (d)	1,202,420	1,211,266
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (d)	587,169	588,934
Enterprise Fleet Financing LLC Series 2024-3 Class A4, 5.06% 3/20/2031 (d)	205,000	210,340
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (d)	1,608,009	1,613,228
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (d)	1,632,699	1,639,089
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	90,420	90,644
Exeter Automobile Receivables Trust Series 2023-1A Class D, 6.69% 6/15/2029	71,555	72,657
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	696,265	697,207
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	1,277,455	1,279,230
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	255,000	257,057
Exeter Automobile Receivables Trust Series 2025-4A Class C, 4.57% 6/16/2031	915,000	924,626
Exeter Automobile Receivables Trust Series 2026-1A Class B, 4.22% 10/15/2030	275,000	276,614
Exeter Automobile Receivables Trust Series 2026-1A Class C, 4.4% 5/17/2032	800,000	805,640
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	39,910	40,011
Exeter Select Automobile Receivables Trust Series 2025-1 Class B, 4.87% 8/15/2031	480,000	486,829
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	974,580	977,069
Exeter Select Automobile Receivables Trust Series 2025-2 Class B, 4.63% 11/17/2031	265,000	268,589
Exeter Select Automobile Receivables Trust Series 2025-2 Class C, 4.91% 12/15/2031	540,000	549,079
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (d)	1,585,000	1,587,497
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9076% 4/17/2036 (b)(c)(d)	2,303,000	2,306,851
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5822% 10/15/2034 (b)(c)(d)	1,900,000	1,899,050
Ford Credit Auto Lease Trust Series 2023-B Class C, 6.43% 4/15/2027	480,704	481,602
Ford Credit Auto Owner Trust Series 2021-2 Class D, 2.6% 5/15/2034 (d)	695,000	684,057
Ford Credit Auto Owner Trust Series 2023-A Class B, 5.07% 1/15/2029	1,495,000	1,511,376
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class C, 5.75% 5/15/2028 (d)	405,000	406,080
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class D, 6.62% 5/15/2028 (d)	750,000	753,087
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (d)	550,000	558,823
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	41,778	41,811
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.85%, 5.5172% 11/25/2043 (b)(c)(d)	249,372	251,387
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (b)	1,791,582	1,794,801
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	418,733	419,048
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,413,079	1,415,628
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8082% 6/15/2028 (b)(c)(d)	1,000,000	1,002,138
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.2582% 3/15/2029 (b)(c)(d)	1,650,000	1,654,455
Goto Foods Funding LLC Series 2017-1A Class A2II, 5.093% 4/30/2047 (d)	1,920,813	1,918,957
GreatAmerica Leasing Receivables Funding LLC Series 2025-2 Class A3, 4.14% 12/17/2029 (d)	435,000	438,965
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (d)	111,969	112,427
Greensky Home Improvement Series 2025-3A Class A1, 4.34% 12/27/2060 (d)	1,718,657	1,721,999
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2018-1A Class A23, 5.71% 6/20/2048 (d)	667,800	667,152
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (d)	2,525,823	2,447,350
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (d)	269,310	254,136
Hilton Grand Vacations Trust 2025-1 Series 2025-1A Class A, 4.88% 5/27/2042 (d)	322,457	328,389
Hilton Grand Vacations Trust 2025-1 Series 2025-1A Class B, 5.18% 5/27/2042 (d)	552,783	562,825
Hilton Grand Vacations Trust Series 2020-AA Class A, 2.74% 2/25/2039 (d)	124,036	122,210
Hilton Grand Vacations Trust Series 2020-AA Class B, 4.22% 2/25/2039 (d)	191,102	190,099
Hilton Grand Vacations Trust Series 2022-1D Class A, 3.61% 6/20/2034 (d)	86,262	85,981
Hilton Grand Vacations Trust Series 2023-1A Class B, 6.11% 1/25/2038 (d)	448,821	462,288
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (d)	83,236	86,203
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (d)	354,622	353,341
Hotwire Funding LLC Series 2021-1 Class A2, 2.311% 11/20/2051 (d)	325,000	319,887
Hpefs Equipment Trust 2023-2 Series 2023-2A Class C, 6.48% 1/21/2031 (d)	88,098	88,288
Hpefs Equipment Trust 2023-2 Series 2023-2A Class D, 6.97% 7/21/2031 (d)	215,000	216,708
HPEFS Equipment Trust Series 2024-1A Class C, 5.33% 5/20/2031 (d)	1,220,000	1,225,708
HPEFS Equipment Trust Series 2024-2A Class B, 5.35% 10/20/2031 (d)	170,000	171,602
HPEFS Equipment Trust Series 2024-2A Class D, 5.82% 4/20/2032 (d)	420,000	428,445
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1, 6.153% 5/20/2032 (d)	530,201	539,248
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1, 5.442% 10/20/2032 (d)	1,152,718	1,165,667
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8615% 9/20/2033 (b)(c)(d)	620,013	621,718
Huntington National Bank/The Series 2025-1 Class B, 4.957% 3/21/2033 (d)	775,681	782,184
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3, 4.53% 4/17/2028 (d)	390,000	393,436
Hyundai Auto Lease Securitization Trust Series 2025-B Class B, 4.94% 8/15/2029 (d)	805,000	817,458
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (d)	1,700,000	1,711,997
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	618,628	619,366
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	1,247,868	1,251,537
Hyundai Auto Receivables Trust Series 2026-A Class C, 4.31% 6/15/2033	165,000	166,113
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (d)	1,990,880	1,941,748
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.0882% 8/16/2027 (b)(c)	550,762	550,962
JP Morgan Mortgage Trust Series 2025-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0115% 3/20/2056 (b)(c)(d)	411,801	413,114
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2036 (b)(c)(d)	2,500,000	2,501,671
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (d)	1,085,000	1,090,192
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (d)	194,962	195,372
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (d)	1,967,643	1,975,264
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (d)	1,001,294	1,005,935
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (d)	79,192	79,308
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class A, 6.18% 11/20/2040 (d)	129,855	133,813
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (d)	83,353	85,426
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	38,210	38,240
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (d)	850,000	857,124
MMAF Equipment Finance LLC Series 2021-A Class A5, 1.19% 11/13/2043 (d)	215,000	214,741
Mtg Pass Thru Ctf Series 2021-INV1 Class A1, 0.852% 1/25/2056 (b)(d)	35,978	35,288
MVW LLC Series 2020-1A Class A, 1.74% 10/20/2037 (d)	128,504	127,005
MVW LLC Series 2020-1A Class B, 2.73% 10/20/2037 (d)	90,673	89,873
MVW LLC Series 2021-1WA Class B, 1.44% 1/22/2041 (d)	32,841	31,911
MVW LLC Series 2021-1WA Class C, 1.94% 1/22/2041 (d)	52,389	50,962
MVW LLC Series 2023-1A Class A, 4.93% 10/20/2040 (d)	424,107	430,258
Navient Private Education Loan Trust Series 2019-D Class A2A, 3.01% 12/15/2059 (d)	150,310	147,255
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (d)	938,749	908,791
Navient Private Education Refi Loan Trust Series 2019-A Class A2A, 3.42% 1/15/2043 (d)	86,589	86,433
Navient Private Education Refi Loan Trust Series 2019-GA Class A, 2.4% 10/15/2068 (d)	93,339	91,255
Navient Private Education Refi Loan Trust Series 2020-DA Class A, 1.69% 5/15/2069 (d)	169,061	162,202
Navient Refinance Loan Trust Series 2026-A Class A, 4.5% 1/18/2056 (d)	425,000	425,909
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/2068 (d)	184,420	182,109
Navistar Financial Dealer Note Master Trust Series 2024-1 Class B, 5.79% 4/25/2029 (d)	100,000	100,215
Navistar Financial Dealer Note Master Trust Series 2024-1 Class C, 6.13% 4/25/2029 (d)	155,000	155,355
Navistar Financial Dealer Note Master Trust Series 2025-1 Class B, 4.42% 9/25/2030 (d)	150,000	150,360
Navistar Financial Dealer Note Master Trust Series 2025-1 Class C, 4.72% 9/25/2030 (d)	70,000	70,184
Nelnet Student Loan Trust Series 2020-1A Class A, CME Term SOFR 1 month Index + 0.8545%, 4.5282% 3/26/2068 (b)(c)(d)	130,666	130,413
Nelnet Student Loan Trust Series 2021-CA Class AFX, 1.32% 4/20/2062 (d)	541,829	514,084
Nelnet Student Loan Trust Series 2021-DA Class AFX, 1.63% 4/20/2062 (d)	189,463	181,362
NMEF Funding LLC Series 2026-A Class B, 4.48% 2/15/2034 (d)	100,000	100,455
NMEF Funding LLC Series 2026-A Class C, 4.71% 2/15/2034 (d)	170,000	171,170
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/2030 (d)	121,010	121,818
Octane Receivables Trust Series 2023-3A Class B, 6.48% 7/20/2029 (d)	230,000	232,471
Octane Receivables Trust Series 2023-3A Class C, 6.74% 8/20/2029 (d)	100,000	102,265
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (d)	672,453	675,253
Octane Receivables Trust Series 2024-3A Class C, 5.51% 10/20/2031 (d)	300,000	307,087
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (d)	236,725	240,987
Octane Receivables Trust Series 2025-RVM1 Class B, 4.83% 12/20/2046 (d)	455,000	459,787
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (d)	935,000	952,605
Optn Series 2026-A Class A, 4.32% 1/9/2034 (d)	200,000	200,640
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (d)	545,000	546,317
PEAC Solutions Receivables LLC Series 2026-1A Class B, 4.75% 7/20/2033 (d)	630,000	636,965
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	551,303	554,579
Peac Solutions Receivables Series 2025-1A Class A3, 5.04% 7/20/2032 (d)	510,000	521,006
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	192,695	194,394
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/2029 (d)	20,101	20,167
Progress Residential Trust Series 2021-SFR8 Class B, 1.681% 10/17/2038 (d)	496,000	488,226
Progress Residential Trust Series 2021-SFR8 Class C, 1.931% 10/17/2038 (d)	2,225,000	2,192,000
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	107,576	107,831
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (d)	228,663	228,893
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (d)	1,140,000	1,141,297
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/2046 (d)	733,000	725,551
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (d)	204,400	205,889
Santander Bank Auto Credit Linked Notes Series 2024-B Class C, 5.141% 1/18/2033 (d)	273,896	276,166
Santander Bank NA - Sbcln Series 2023-B Class A2, 5.644% 12/15/2033 (d)	99,038	100,699
Santander Bank NA - Sbcln Series 2023-B Class D, 6.663% 12/15/2033 (d)	264,202	268,609
Santander Bank NA - Sbcln Series 2024-A Class B, 5.622% 6/15/2032 (d)	204,548	207,462
Santander Bank NA - Sbcln Series 2024-A Class C, 5.818% 6/15/2032 (d)	249,015	252,332
Santander Bank NA - Sbcln Series 2025-A Class B, 4.484% 1/16/2034 (d)	250,000	251,468
Santander Bank NA - Sbcln Series 2025-A Class C, 4.661% 1/16/2034 (d)	250,000	251,622
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	877,224	878,231
Santander Drive Auto Receivables Trust Series 2025-4 Class B, 4.27% 1/15/2032	770,000	776,566
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	670,000	671,409
Santander Mortgage Asset Receivable Trust Series 2025-CES1 Class A1A, 5.036% 9/25/2055 (d)	918,043	924,946
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	440,000	425,154
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (d)	1,149,000	1,129,394
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/2032 (d)	148,793	149,892
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (d)	1,899,912	1,903,579
SEB Funding LLC Series 2021-1A Class A2, 4.969% 1/30/2052 (d)	1,511,213	1,511,285
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (d)	925,000	951,096
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (d)	644,042	644,756
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (d)	453,834	456,293
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (d)	494,000	509,829
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (d)	82,051	82,098
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (d)	1,023,534	1,025,935
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (d)	2,067,928	2,070,447
SFS Auto Receivables Securitization Trust Series 2026-1A Class C, 4.46% 11/21/2033 (d)	1,590,000	1,598,811
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (d)	2,595,000	2,603,447
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class B, 4.93% 4/20/2044 (d)	301,197	304,936
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class A, 4.44% 8/22/2044 (d)	144,663	145,628
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class B, 4.64% 8/22/2044 (d)	229,050	230,676
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.4941% 1/15/2037 (b)(c)(d)	163,967	163,841
SMB Private Education Loan Trust Series 2020-B Class A1A, 1.29% 7/15/2053 (d)	113,463	108,781
SMB Private Education Loan Trust Series 2020-PTB Class A2A, 1.6% 9/15/2054 (d)	751,803	717,455
SMB Private Education Loan Trust Series 2025-A Class A1A, 5.13% 4/15/2054 (d)	541,299	555,882
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (d)	393,288	394,395
Sonic Capital LLC Series 2020-1A Class A2II, 4.336% 1/20/2050 (d)	727,650	711,759
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (d)	1,807,000	1,819,896
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class C, 4.44% 8/20/2030 (d)	70,000	70,410
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (d)	1,787,992	1,791,290
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7411% 3/25/2058 (b)(d)	300,088	295,035
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,780,967	1,785,321
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (d)	694,697	696,085
Tricon Residential Trust Series 2024-SFR2 Class A, 4.75% 6/17/2040 (d)	558,232	560,805
Tricon Residential Trust Series 2024-SFR2 Class D, 6% 6/17/2040 (d)	1,020,000	1,032,470
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (d)	1,459,825	1,462,845
USCLN Series 2023-1 Class B, 6.789% 8/25/2032 (d)	87,888	88,758
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (d)	386,653	393,065
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/2031 (d)	162,077	165,162
Verizon Master Trust Series 2024-6 Class B, 4.42% 8/20/2030	1,355,000	1,363,967
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	2,155,000	2,172,032
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	2,245,000	2,246,945
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	145,521	147,117
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	710,592	718,523
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	490,350	495,425
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	2,362,045	2,372,911
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (d)	365,000	366,562
Wheels Fleet Lease Funding LLC Series 2025-3A Class C, 4.79% 9/18/2040 (d)	585,000	590,030
Wingspire Equipment FinanceLLC Series 2025-1A Class A2, 4.33% 9/20/2033 (d)	100,000	100,373
Wingspire Equipment FinanceLLC Series 2025-1A Class C, 4.76% 9/20/2033 (d)	100,000	100,719
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,904,090	1,907,807
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	2,497,271	2,500,844
World Omni Auto Receivables Trust 2022-A Series 2022-A Class C, 2.55% 9/15/2028	600,000	599,499
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	907,908	908,973
World Omni Select Auto Trust Series 2023-A Class B, 5.87% 8/15/2028	280,000	281,158
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,970,000	1,974,411
Zaxby's Funding LLC Series 2021-1A Class A2, 3.238% 7/30/2051 (d)	735,350	705,300
TOTAL UNITED STATES		192,057,470
TOTAL ASSET-BACKED SECURITIES (Cost $296,788,649)		298,436,770

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (b)(d)	1,000,000	1,000,000
Angel Oak Mortgage Trust LLC Series 2020-3 Class A3, 2.872% 4/25/2065 (b)(d)	235,619	229,594
Angel Oak Mortgage Trust LLC Series 2022-2 Class A1, 3.353% 1/25/2067 (b)(d)	1,314,350	1,279,231
Angel Oak Mortgage Trust Series 2021-1 Class A1, 0.909% 1/25/2066 (d)	326,268	297,053
Angel Oak Mortgage Trust Series 2025-5 Class A1, 5.573% 4/25/2070 (d)	1,611,512	1,629,983
BINOM Securitization Trust Series 2021-INV1 Class A2, 2.37% 6/25/2056 (d)	664,674	623,787
BINOM Securitization Trust Series 2021-INV1 Class A3, 2.625% 6/25/2056 (d)	208,525	196,033
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	199,159	197,335
Cim Tr 2021-R6 Series 2021-R6 Class A1, 1.425% 7/25/2061 (d)	123,372	114,756
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/2050 (d)	142,876	126,148
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/2066 (d)	287,029	261,691
COLT Mortgage Loan Trust Series 2024-6 Class A2, 5.644% 11/25/2069 (d)	984,100	992,059
COLT Mortgage Loan Trust Series 2024-INV4 Class A3, 6.111% 5/25/2069 (b)(d)	979,270	992,922
COLT Mortgage Loan Trust Series 2025-4 Class A1, 5.794% 4/25/2070 (b)(d)	354,783	360,131
Connecticut Ave Secs Trust Series 2025-R06 Class 1M1, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.6172% 9/25/2045 (b)(c)(d)	433,718	434,402
Connecticut Avenue Securities Trust Series 2025-R03 Class 2A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 3/25/2045 (b)(c)(d)	281,794	283,496
Deephaven Residential Mortgage Trust Series 2021-1 Class A2, 0.973% 5/25/2065 (d)	32,420	31,582
Deephaven Residential Mortgage Trust Series 2021-2 Class A3, 1.26% 4/25/2066 (d)	140,580	127,350
Deephaven Residential Mortgage Trust Series 2026-INV1 Class A1, 4.797% 12/25/2070 (b)(d)	640,664	642,518
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (d)	345,440	348,783
EFMT Series 2025-INV5 Class A1, 0% 12/25/2070 (b)(d)	529,764	533,649
EFMT Series 2025-NQM5 Class A1, 0% 11/25/2070 (b)(d)	272,197	273,758
EFMT Series 2025-NQM6 Class A1, 0% 12/25/2070 (b)(d)	702,365	706,343
EFMT Series 2026-NQM1 Class A1F, 4.8672% 2/25/2071 (d)	404,124	404,476
EFMT Trust Series 2024-INV2 Class A2, 5.289% 10/25/2069 (d)	458,798	460,594
Ellington Financial Mortgage Trust Series 2019-2 Class A3, 3.046% 11/25/2059 (d)	30,051	29,627
Ellington Financial Mortgage Trust Series 2021-3 Class A3, 1.55% 9/25/2066 (d)	203,134	175,474
Fannie Mae Guaranteed REMIC Series 2017-90 Class KA, 3% 11/25/2047	297,337	287,018
Flagstar Mortgage Trust Series 2020-1INV Class A11, CME Term SOFR 1 month Index + 0.9645%, 4.6382% 3/25/2050 (b)(c)(d)	177,999	174,535
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3172% 1/25/2034 (b)(c)(d)	90,484	90,877
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.4672% 11/25/2041 (b)(c)(d)	555,000	558,880
Freddie Mac STACR REMIC Trust Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.95%, 6.6172% 6/25/2042 (b)(c)(d)	424,119	430,888
Freddie Mac STACR REMIC Trust Series 2025-DNA1 Class A1, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.6172% 1/25/2045 (b)(c)(d)	200,200	200,705
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class A1, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5672% 10/25/2045 (b)(c)(d)	544,000	544,381
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 10/25/2045 (b)(c)(d)	179,879	180,158
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6579% 2/25/2046 (b)(c)(d)	990,000	990,929
Galton Funding Mortgage Trust Series 2018-1 Class A33, 3.5% 11/25/2057 (d)	37,260	34,862
Galton Funding Mortgage Trust Series 2019-1 Class A21, 4.5% 2/25/2059 (d)	26,419	26,298
Galton Funding Mortgage Trust Series 2019-1 Class A32, 4% 2/25/2059 (d)	13,354	13,011
Galton Funding Mortgage Trust Series 2019-H1 Class M1, 3.339% 10/25/2059 (d)	600,000	572,052
Galton Funding Mortgage Trust Series 2020-H1 Class M1, 2.832% 1/25/2060 (d)	625,000	570,151
GCAT Trust Series 2025-NQM1 Class A1, 5.373% 11/25/2069 (d)	478,734	483,138
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 5.6878% 7/25/2044 (b)(d)	2,006	2,002
HOMES 2026-AFC1 Trust Series 2026-AFC1 Class A1, 4.846% 2/25/2061 (b)(d)	890,000	889,991
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (d)	429,158	433,148
HOMES Trust Series 2025-NQM4 Class A1, 5.22% 8/25/2070 (b)(d)	406,365	409,588
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/2056 (d)	310,330	271,281
Imperial Fund Mortgage Trust Series 2022-NQM4 Class A1, 4.767% 6/25/2067 (d)	1,084,563	1,085,298
JP Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/2050 (d)	117,934	107,138
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1, 5.195% 10/25/2065 (d)	461,326	465,475
JP Morgan Mortgage Trust Series Series 2025-NQM3 Class A1, 5.495% 11/25/2065 (d)	639,855	647,741
JPMorgan Mortgage Trust Series 2025-DSC1 Class A1, 5.577% 9/25/2065 (b)(d)	962,842	975,444
MAST 2026-1 LLC Series 2026-R01 Class 2A1, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.5172% 1/25/2046 (b)(c)(d)	1,553,952	1,554,437
MFA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/2064 (d)	136,315	124,159
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (b)(d)	147,786	149,649
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (d)	635,490	645,599
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2, 5.603% 7/25/2065 (d)	1,270,985	1,293,947
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A2, 5.264% 10/26/2065 (d)	472,873	475,593
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (b)(d)	1,472,532	1,481,309
NYMT Loan Trust Series 2026-INV1 Class A1, 4.766% 2/25/2061 (b)(d)	369,245	370,083
OBX Trust Series 2019-EXP2 Class 2A2, CME Term SOFR 1 month Index + 1.3145%, 4.9871% 6/25/2059 (b)(c)(d)	44,683	44,731
OBX Trust Series 2020-EXP1 Class 2A1B, CME Term SOFR 1 month Index + 0.8645%, 4.5382% 2/25/2060 (b)(c)(d)	955,666	941,858
OBX Trust Series 2020-EXP1 Class 2A2, CME Term SOFR 1 month Index + 1.0645%, 4.7382% 2/25/2060 (b)(c)(d)	91,215	90,352
OBX Trust Series 2020-EXP2 Class A9, 3% 5/25/2060 (d)	72,161	64,811
OBX Trust Series 2020-INV1 Class A5, 3.5% 12/25/2049 (d)	68,506	62,725
OBX Trust Series 2021-NQM1 Class A2, 1.175% 2/25/2066 (d)	201,331	182,614
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (d)	274,762	276,725
OBX Trust Series 2025-NQM15 Class A1F, 5.2218% 7/27/2065 (b)(d)	287,443	287,676
OBX Trust Series 2025-NQM6 Class A1, 5.603% 3/25/2065 (b)(d)	1,129,773	1,143,836
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	7,019	7,010
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	266,430	262,340
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(d)	188,370	182,587
OSS Mortgage Trust Series 2024-H6 Class A2, 5.383% 9/25/2069 (d)	1,212,385	1,219,403
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (d)(e)	195,989	197,847
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (d)(e)	1,000,829	1,008,330
Santander Mortgage Asset Receivable Trust Series 2025-NQM5 Class A1, 5.067% 8/25/2065 (b)(d)	105,712	106,330
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (b)(d)	235,172	236,871
Sequoia Mortgage Trust Series 2018-CH2 Class A21, 4% 6/25/2048 (d)	29,576	27,954
Sequoia Mortgage Trust Series 2018-CH2 Class A3, 4% 6/25/2048 (d)	66,279	62,645
Sequoia Mortgage Trust Series 2018-CH3 Class A19, 4.5% 8/25/2048 (d)	1,097	1,092
Spruce Hill Mtg Ln Tr 2022-Sh1 Series 2022-SH1 Class A1A, 4.1% 7/25/2057 (d)(e)	2,735,785	2,723,816
Starwood Mortgage Residential Trust Series 2019-INV1 Class A3, 2.916% 9/27/2049 (d)	86,043	85,493
Starwood Mortgage Residential Trust Series 2020-1 Class A2, 2.408% 2/25/2050 (d)	254,413	245,413
Starwood Mortgage Residential Trust Series 2021-2 Class A1, 0.943% 5/25/2065 (d)	153,100	148,590
Starwood Mortgage Residential Trust Series 2021-4 Class A1, 1.162% 8/25/2056 (d)	710,277	640,870
Toorak Mortgage Corp Ltd Series 2021-INV1 Class A2, 1.409% 7/25/2056 (d)	111,548	102,337
TOWD Point Mortgage Trust Series 2019-HY3 Class M1, CME Term SOFR 1 month Index + 1.6145%, 5.2882% 10/25/2059 (b)(c)(d)	420,000	421,941
Towd Point Mortgage Trust Series 2024-2 Class A1B, 4.8333% 12/25/2064 (b)(d)	919,367	940,579
Towd Point Mortgage Trust Series 2026-1 Class A1B, 4.419% 1/25/2066 (d)	1,197,608	1,198,021
Verus Securitization Trust Series 2021-1 Class A2, 1.052% 1/25/2066 (d)	114,606	105,869
Verus Securitization Trust Series 2021-1 Class A3, 1.155% 1/25/2066 (d)	67,721	62,636
Verus Securitization Trust Series 2021-2 Class A1, 1.031% 2/25/2066 (d)	174,731	160,228
Verus Securitization Trust Series 2021-R1 Class A2, 1.057% 10/25/2063 (d)	24,440	24,102
Verus Securitization Trust Series 2021-R2 Class A1, 0.918% 2/25/2064 (d)	167,452	159,655
Verus Securitization Trust Series 2023-6 Class A2, 6.939% 9/25/2068 (d)	223,025	224,446
Verus Securitization Trust Series 2023-7 Class A2, 7.272% 10/25/2068 (d)	91,721	92,600
Verus Securitization Trust Series 2023-8 Class A2, 6.6642% 12/25/2068 (d)	179,407	181,029
Verus Securitization Trust Series 2025-3 Class A1, 5.623% 5/25/2070 (b)(d)	348,127	352,279
Verus Securitization Trust Series 2025-7 Class A1F, 5.2718% 8/25/2070 (b)(d)	815,346	816,640
Vista Point Securitization Trust Series 2020-2 Class A3, 2.496% 4/25/2065 (d)	275,396	268,844
TOTAL UNITED STATES		44,655,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,966,863)		44,655,665

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(d)	1,920,000	1,929,633
BANK Series 2024-BNK47 Class A1, 5.523% 6/15/2057	149,738	152,941
BANK5 Series 2024-5YR11 Class AS, 6.139% 11/15/2057	690,000	727,317
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	1,090,000	1,155,273
BANK5 Series 2024-5YR12 Class AS, 6.122% 12/15/2057 (b)	485,000	511,417
BANK5 Series 2024-5YR9 Class A1, 4.8894% 8/15/2057	681,017	689,299
BBCMS Mortgage Trust Series 2026-5C40 Class A1, 4.4309% 2/15/2059	90,000	90,240
Benchmark Mortgage Trust Series 2024-V11 Class AM, 6.201% 11/15/2057	585,000	615,179
Benchmark Mortgage Trust Series 2024-V6 Class A1, 5.5678% 3/15/2057	140,923	141,856
Benchmark Mortgage Trust Series 2025-B41 Class A1, 4.4006% 7/15/2068	418,632	422,173
Benchmark Mortgage Trust Series 2025-V19 Class A3, 5.249% 1/15/2058 (b)	970,000	1,013,383
Benchmark Mortgage Trust Series 2026-V20 Class A1, 4.332% 2/15/2059	215,000	216,141
BFLD Commercial Mortgage Trust Series 2025-5MW Class C, 5.4512% 10/10/2042 (b)(d)	300,000	306,363
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (b)(c)(d)	2,040,000	2,027,402
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(d)	657,055	657,055
BMARK Trust Series 2024-V8 Class A1, 5.514% 7/15/2057	337,215	343,669
BMO Mortgage Trust Series 2024-5C4 Class A3, 6.5262% 5/15/2057 (b)	1,000,000	1,065,789
BMO Mortgage Trust Series 2026-C14 Class A1, 4.3597% 2/15/2059	195,000	196,331
BMO Series 2024-C8 Class A1, 5.5422% 3/15/2057	348,613	352,528
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (b)(d)	675,827	676,249
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class B, CME Term SOFR 1 month Index + 1.841%, 5.5007% 5/15/2041 (b)(c)(d)	696,500	697,371
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(d)	1,872,000	1,868,490
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(d)	314,923	314,824
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(d)	217,987	218,055
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.302% 12/15/2039 (b)(c)(d)	560,649	561,000
BX Commercial Mortgage Trust Series 2024-SLCT Class B, CME Term SOFR 1 month Index + 1.7928%, 5.4524% 1/15/2042 (b)(c)(d)	410,000	410,256
BX Commercial Mortgage Trust Series 2024-SLCT Class C, CME Term SOFR 1 month Index + 2.392%, 6.0516% 1/15/2042 (b)(c)(d)	1,045,000	1,045,653
BX Commercial Mortgage Trust Series 2026-CSMO Class C, CME Term SOFR 1 month Index + 2%, 5.6672% 2/15/2043 (b)(c)(d)	310,000	310,775
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(d)	936,000	936,589
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(d)	1,916,895	1,914,499
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6245% 11/15/2038 (b)(c)(d)	1,373,084	1,372,655
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (b)(c)(d)	1,228,327	1,227,943
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(d)	831,950	831,950
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(d)	139,000	138,811
BX Trust Series 2025-GW Class A, CME Term SOFR 1 month Index + 1.6%, 5.26% 7/15/2042 (b)(c)(d)	1,150,000	1,151,438
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 12/15/2044 (b)(c)(d)	815,000	815,764
BX Trust Series 2025-VOLT Class B, CME Term SOFR 1 month Index + 2.1%, 5.7597% 12/15/2044 (b)(c)(d)	1,125,000	1,127,105
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	860,000	881,620
COMM Mortgage Trust Series 2014-CR15 Class B, 3.8837% 2/10/2047 (b)	320,341	315,572
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 5.01% 11/15/2042 (b)(c)(d)	1,110,000	1,111,041
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (b)(c)(d)	1,165,000	1,166,457
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (b)(c)(d)	435,000	436,090
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(d)	1,016,000	1,016,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A1, 4.6% 6/25/2030	527,666	538,942
Hilt Commercial Mortgage Trust Series 2024-ORL Class B, CME Term SOFR 1 month Index + 1.9407%, 5.6003% 5/15/2037 (b)(c)(d)	965,000	964,397
HYT Commercial Mortgage Trust Series 2024-RGCY Class A, CME Term SOFR 1 month Index + 1.8415%, 5.5011% 9/15/2041 (b)(c)(d)	1,595,000	1,596,456
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (b)(c)(d)	738,093	723,546
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(d)	2,874,000	2,777,003
MARQ Trust Series 2024-HOU Class B, CME Term SOFR 1 month Index + 2.0907%, 5.7503% 6/15/2039 (b)(c)(d)	1,070,000	1,071,242
Medical Commercial Mtg Trust Series 2024-MOB Class A, CME Term SOFR 1 month Index + 1.5915%, 5.2512% 5/15/2041 (b)(c)(d)	995,000	990,560
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(d)	907,000	906,318
Morgan Stanley Bank Amer Trust Series 2025-C35 Class A1, 4.609% 8/15/2058	191,596	193,595
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.557% 8/15/2033 (b)(c)(d)	3,654,512	2,972,799
NYC Commercial Mortgage Trust Series 2025-28L Class B, 5.0069% 11/5/2038 (b)(d)	390,000	393,468
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (b)(d)	680,000	706,217
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(d)	1,300,000	1,300,000
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (d)	750,000	776,357
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 5.4008% 5/15/2039 (b)(c)(d)	790,000	790,007
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(d)	1,470,489	1,470,030
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(d)	1,157,000	1,158,447
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (b)(c)(d)	1,060,000	1,058,620
Wells Fargo Commercial Mortgage Trust Series 2025-5C6 Class A1, 4.314% 10/15/2058	241,664	242,580
TOTAL UNITED STATES		53,791,098
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,335,058)		53,791,098

Fixed-Income Funds - 23.3%
	Shares	Value ($)
Baird Short-Term Bond Fund Institutional Class	32,711,056	313,699,023
iShares 1-3 Year Treasury Bond ETF	11,189	930,701
iShares 3-7 Year Treasury Bond ETF	1,835,117	221,535,324
iShares Short Duration Bond Active ETF	977,829	50,201,741
PIMCO ETF Trust: PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,925,489	185,746,340
TOTAL FIXED-INCOME FUNDS (Cost $767,055,714)		772,113,129

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 5.375% 1/21/2029 (Cost $1,449,426)	1,460,000	1,457,080

Non-Convertible Corporate Bonds - 18.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NBN Co Ltd 1.45% 5/5/2026 (d)	1,765,000	1,757,309
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Woodside Finance Ltd 3.7% 9/15/2026 (d)	487,000	485,670
Health Care - 0.1%
Biotechnology - 0.1%
CSL Finance PLC 3.85% 4/27/2027 (d)	2,075,000	2,076,120
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 3.625% 4/28/2026 (d)	242,000	241,698
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 4.907% 4/1/2028 (d)	1,740,000	1,771,805
Glencore Funding LLC 5.338% 4/4/2027 (d)	2,088,000	2,118,157
TOTAL MATERIALS		3,889,962
TOTAL AUSTRALIA		8,450,759
BERMUDA - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Bacardi Ltd 4.7% 5/15/2028 (d)	2,001,000	2,016,393
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030	490,000	513,917
TOTAL BERMUDA		2,530,310
CANADA - 0.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	3,705,000	3,677,871
Rogers Communications Inc 5% 2/15/2029	1,835,000	1,877,267
TOTAL COMMUNICATION SERVICES		5,555,138
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (d)	2,500,000	2,514,064
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	1,928,000	1,927,747
Enbridge Inc 4.6% 6/20/2028	4,100,000	4,155,087
Enbridge Inc 5.9% 11/15/2026	400,000	404,853
Enbridge Inc 6% 11/15/2028	325,000	342,375
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,180,000	1,192,745
TOTAL ENERGY		8,022,807
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 4.247% 2/2/2030 (b)	2,500,000	2,512,336
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	2,902,000	2,954,753
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (b)	1,105,000	1,112,424
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (b)	2,500,000	2,517,486
Federation des Caisses Desjardins du Quebec 4.565% 8/26/2030 (d)	770,000	780,229
TOTAL FINANCIALS		9,877,228
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp 5.037% 3/25/2030 (d)	940,000	963,565
Element Fleet Management Corp 5.643% 3/13/2027 (d)	660,000	669,613
TOTAL INDUSTRIALS		1,633,178
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	400,000	407,249
TOTAL CANADA		28,009,664
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)	1,400,000	1,340,938
Corp Nacional del Cobre de Chile 3.625% 8/1/2027 (g)	404,000	401,349

TOTAL CHILE		1,742,287
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.257% 1/19/2027 (g)	236,000	233,521
DENMARK - 0.1%
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S 4.298% 4/1/2028 (b)(d)	2,544,000	2,553,406
Danske Bank A/S 4.613% 10/2/2030 (b)(d)	770,000	780,091
Danske Bank A/S 5.427% 3/1/2028 (b)(d)	730,000	740,782

TOTAL DENMARK		4,074,279
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (d)	978,000	981,042
Orange SA 4.25% 1/13/2031 (d)	945,000	946,540
TOTAL COMMUNICATION SERVICES		1,927,582
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital USA LLC 4.248% 1/13/2031	1,760,000	1,775,769
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	3,200,000	3,160,244
BNP Paribas SA 4.792% 5/9/2029 (b)(d)	2,210,000	2,238,043
Credit Agricole SA 5.23% 1/9/2029 (b)(d)	705,000	719,754
Societe Generale SA 5.249% 5/22/2029 (b)(d)	1,000,000	1,021,780
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,500,000	2,565,313
Societe Generale SA 5.519% 1/19/2028 (b)(d)	770,000	779,544
TOTAL FINANCIALS		10,484,678
TOTAL FRANCE		14,188,029
GERMANY - 0.9%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BMW US Capital LLC 4.6% 8/13/2027 (d)	1,965,000	1,985,339
Mercedes-Benz Finance North America LLC 4.8% 3/30/2026 (d)	365,000	365,313
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (d)	225,000	226,197
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	420,000	425,369
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (d)	1,875,000	1,894,555
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (d)	2,330,000	2,367,880
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)	1,425,000	1,437,292
Volkswagen Group of America Finance LLC 6% 11/16/2026 (d)	2,150,000	2,178,478
Volkswagen Group of America Finance LLC 6.2% 11/16/2028 (d)	200,000	209,657
TOTAL CONSUMER DISCRETIONARY		11,090,080
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	2,600,000	2,567,413
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	2,500,000	2,554,983
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)	1,000,000	1,014,815
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	2,792,000	2,920,046
TOTAL FINANCIALS		9,057,257
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	4,108,000	4,122,726
EMD Finance LLC 4.125% 8/15/2028 (d)	1,980,000	1,989,743
TOTAL HEALTH CARE		6,112,469
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 4.15% 1/12/2029 (d)	310,000	310,860
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (d)	870,000	875,213
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (d)	2,500,000	2,542,751
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (d)	690,000	701,887
TOTAL INDUSTRIALS		4,430,711
TOTAL GERMANY		30,690,517
HONG KONG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HPHT Finance 21 II Ltd 1.5% 9/17/2026 (g)	650,000	641,077
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd 5.686% 3/2/2026 (g)	800,000	800,000
State Bank of India/London 1.8% 7/13/2026 (g)	1,850,000	1,836,076

TOTAL INDIA		2,636,076
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Mandiri Persero Tbk PT 5.5% 4/4/2026 (g)	1,900,000	1,902,109
IRELAND - 0.5%
Financials - 0.3%
Banks - 0.1%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(d)	2,200,000	2,173,855
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,500,000	2,494,872
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,478,000	1,478,773
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	2,500,000	2,589,037
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,551,000	1,590,032
		8,152,714
TOTAL FINANCIALS		10,326,569
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)	2,700,000	2,628,878
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)	2,500,000	2,533,203
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	300,000	312,673
TOTAL INDUSTRIALS		5,474,754
TOTAL IRELAND		15,801,323
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (d)(e)	1,605,000	1,590,202
Enel Finance International NV 4.125% 9/30/2028 (d)	1,912,000	1,916,068
Enel Finance International NV 5.125% 6/26/2029 (d)	2,450,000	2,524,068

TOTAL ITALY		6,030,338
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (d)	200,000	201,814
NTT Finance Corp 4.62% 7/16/2028 (d)	705,000	715,651
TOTAL COMMUNICATION SERVICES		917,465
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 4.85% 5/15/2028 (d)	1,620,000	1,652,966
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (b)	1,650,000	1,708,560
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	2,500,000	2,557,970
TOTAL FINANCIALS		4,266,530
TOTAL JAPAN		6,836,961
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tengizchevroil Finance Co International Ltd 4% 8/15/2026 (g)	840,000	837,732
KOREA (SOUTH) - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp 4.125% 2/2/2028 (d)	900,000	902,924
Financials - 0.0%
Financial Services - 0.0%
Korea Housing Finance Corp 4.625% 2/24/2028 (d)	1,600,000	1,628,316
Utilities - 0.2%
Electric Utilities - 0.2%
Korea Electric Power Corp 5.375% 4/6/2026 (d)	1,750,000	1,752,351
Korea Hydro & Nuclear Power Co Ltd 1.25% 4/27/2026 (d)	1,421,000	1,414,908
TOTAL UTILITIES		3,167,259
TOTAL KOREA (SOUTH)		5,698,499
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (g)	1,850,000	1,847,688
NETHERLANDS - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV 3.5% 1/29/2028 (d)	3,653,000	3,628,708
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(d)	2,100,000	2,120,295
Cooperatieve Rabobank UA 5.564% 2/28/2029 (b)(d)	1,720,000	1,771,142
ING Groep NV 4.017% 3/28/2028 (b)	2,100,000	2,101,530
ING Groep NV 4.858% 3/25/2029 (b)	1,060,000	1,078,422
TOTAL FINANCIALS		7,071,389
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	2,195,000	2,175,684
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	695,000	694,463
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	1,123,000	1,129,632
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	365,000	367,442
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	155,000	155,772
TOTAL INFORMATION TECHNOLOGY		4,522,993
TOTAL NETHERLANDS		15,223,090
NORWAY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Var Energi ASA 5% 5/18/2027 (d)	1,490,000	1,503,706
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 1.535% 5/25/2027 (b)(d)	2,000,000	1,988,416
TOTAL NORWAY		3,492,122
QATAR - 0.1%
Financials - 0.1%
Banks - 0.1%
QNB Finance Ltd 4.875% 1/30/2029 (g)	1,970,000	2,009,400
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SA Global Sukuk Ltd 4.125% 9/17/2030 (d)	1,890,000	1,870,495
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)	1,500,000	1,540,755
TOTAL SAUDI ARABIA		3,411,250
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.552% 3/14/2028 (b)	800,000	811,935
CaixaBank SA 6.684% 9/13/2027 (b)(d)	1,530,000	1,551,736

TOTAL SPAIN		2,363,671
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,000,000	2,966,415
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL 4.26% 3/4/2031 (g)	980,000	983,381
UNITED KINGDOM - 1.7%
Consumer Staples - 0.4%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 1.5% 1/15/2027 (d)	475,000	464,944
Tobacco - 0.4%
BAT Capital Corp 2.259% 3/25/2028	2,700,000	2,611,783
BAT Capital Corp 3.557% 8/15/2027	2,000,000	1,989,759
BAT International Finance PLC 1.668% 3/25/2026	885,000	883,634
BAT International Finance PLC 4.448% 3/16/2028	1,985,000	2,003,770
Imperial Brands Finance PLC 3.5% 7/26/2026 (d)	305,000	304,019
Imperial Brands Finance PLC 4.5% 6/30/2028 (d)	2,590,000	2,617,068
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,300,000	1,335,581
		11,745,614
TOTAL CONSUMER STAPLES		12,210,558
Financials - 1.3%
Banks - 1.2%
Barclays PLC 4.219% 5/24/2030 (b)	760,000	760,166
Barclays PLC 4.476% 11/11/2029 (b)	535,000	539,141
Barclays PLC 5.086% 2/25/2029 (b)	1,085,000	1,105,374
Barclays PLC 5.501% 8/9/2028 (b)	2,500,000	2,548,889
Barclays PLC 5.674% 3/12/2028 (b)	2,500,000	2,539,538
Barclays PLC 7.385% 11/2/2028 (b)	2,400,000	2,527,440
HSBC Holdings PLC 4.583% 6/19/2029 (b)	2,000,000	2,020,607
HSBC Holdings PLC 4.899% 3/3/2029 (b)	1,005,000	1,021,399
HSBC Holdings PLC 5.13% 11/19/2028 (b)	1,220,000	1,242,136
HSBC Holdings PLC 5.597% 5/17/2028 (b)	2,845,000	2,897,036
HSBC Holdings PLC 5.887% 8/14/2027 (b)	2,600,000	2,622,108
HSBC Holdings PLC 7.39% 11/3/2028 (b)	2,000,000	2,107,339
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	2,600,000	2,582,762
Lloyds Banking Group PLC 4.241% 2/10/2030 (b)	1,463,000	1,469,771
Lloyds Banking Group PLC 5.462% 1/5/2028 (b)	800,000	809,859
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	2,441,000	2,530,146
NatWest Group PLC 4.892% 5/18/2029 (b)	2,500,000	2,545,325
NatWest Group PLC 5.516% 9/30/2028 (b)	2,500,000	2,559,729
NatWest Group PLC 5.583% 3/1/2028 (b)	700,000	711,115
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	417,085
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	550,000	551,911
Standard Chartered PLC 4.299% 1/13/2030 (b)(d)	2,974,000	2,982,518
Standard Chartered PLC 4.3% 2/19/2027 (d)	327,000	327,295
Standard Chartered PLC 5.688% 5/14/2028 (b)(d)	780,000	794,997
		40,213,686
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (b)(d)	2,500,000	2,539,621
TOTAL FINANCIALS		42,753,307
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	1,195,000	1,222,250
TOTAL UNITED KINGDOM		56,186,115
UNITED STATES - 11.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
SBA Tower Trust 4.831% 10/15/2029 (d)	2,245,000	2,276,823
SBA Tower Trust 6.599% 11/15/2052 (d)	1,160,000	1,184,138
Verizon Communications Inc 2.1% 3/22/2028	1,583,000	1,529,649
		4,990,610
Entertainment - 0.0%
Take-Two Interactive Software Inc 5% 3/28/2026	1,375,000	1,375,606
Interactive Media & Services - 0.1%
Alphabet Inc 3.7% 2/15/2029	1,215,000	1,216,176
Meta Platforms Inc 4.2% 11/15/2030	1,445,000	1,457,708
		2,673,884
Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	2,600,000	2,598,556
Cox Communications Inc 3.35% 9/15/2026 (d)	460,000	457,764
Cox Communications Inc 3.5% 8/15/2027 (d)	600,000	594,350
Omnicom Group Inc / Omnicom Capital Inc 3.6% 4/15/2026	370,000	369,936
		4,020,606
TOTAL COMMUNICATION SERVICES		13,060,706
Consumer Discretionary - 0.9%
Automobiles - 0.6%
American Honda Finance Corp 5.65% 11/15/2028	1,245,000	1,299,498
General Motors Financial Co Inc 4.2% 10/27/2028	1,500,000	1,505,729
General Motors Financial Co Inc 5.05% 4/4/2028	815,000	830,907
General Motors Financial Co Inc 5.35% 7/15/2027	893,000	908,444
General Motors Financial Co Inc 5.4% 4/6/2026	495,000	495,533
General Motors Financial Co Inc 5.4% 5/8/2027	3,211,000	3,261,399
General Motors Financial Co Inc 5.8% 1/7/2029	1,000,000	1,044,356
General Motors Financial Co Inc 6% 1/9/2028	1,500,000	1,549,580
Hyundai Capital America 4.25% 1/8/2029 (d)	495,000	497,733
Hyundai Capital America 4.85% 3/25/2027 (d)	615,000	620,831
Hyundai Capital America 4.875% 6/23/2027 (d)	2,535,000	2,565,331
Hyundai Capital America 5% 1/7/2028 (d)	985,000	1,001,886
Hyundai Capital America 5.25% 1/8/2027 (d)	675,000	682,273
Hyundai Capital America 5.45% 6/24/2026 (d)	2,000,000	2,008,193
Hyundai Capital America 5.5% 3/30/2026 (d)	935,000	935,885
Hyundai Capital America 5.6% 3/30/2028 (d)	580,000	596,913
		19,804,491
Diversified Consumer Services - 0.1%
ERAC USA Finance LLC 4.6% 5/1/2028 (d)	1,205,000	1,223,960
ERAC USA Finance LLC 5% 2/15/2029 (d)	505,000	520,059
		1,744,019
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants Inc 4.35% 10/15/2027	1,120,000	1,127,674
Marriott International Inc/MD 3.125% 6/15/2026	1,628,000	1,624,339
		2,752,013
Specialty Retail - 0.1%
AutoNation Inc 1.95% 8/1/2028	2,700,000	2,571,250
AutoZone Inc 5.165% 6/15/2030	800,000	829,182
O'Reilly Automotive Inc 4.35% 6/1/2028	723,000	729,817
		4,130,249
TOTAL CONSUMER DISCRETIONARY		28,430,772
Consumer Staples - 0.2%
Beverages - 0.1%
Keurig Dr Pepper Inc 3.95% 4/15/2029	198,000	196,887
Keurig Dr Pepper Inc 4.35% 5/15/2028	680,000	684,091
Keurig Dr Pepper Inc 5.05% 3/15/2029	1,190,000	1,219,399
		2,100,377
Consumer Staples Distribution & Retail - 0.1%
Dollar General Corp 4.125% 5/1/2028	699,000	701,656
Dollar General Corp 5.2% 7/5/2028	584,000	598,914
Mars Inc 4.55% 4/20/2028 (d)	890,000	902,211
Mars Inc 4.6% 3/1/2028 (d)	1,080,000	1,095,667
		3,298,448
Food Products - 0.0%
Bunge Ltd Finance Corp 2% 4/21/2026	515,000	513,543
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,230,000	1,243,084
		1,756,627
Tobacco - 0.0%
Philip Morris International Inc 5.125% 11/17/2027	307,000	313,445
TOTAL CONSUMER STAPLES		7,468,897
Energy - 1.2%
Energy Equipment & Services - 0.0%
Schlumberger Holdings Corp 3.9% 5/17/2028 (d)	1,363,000	1,363,779
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	1,005,000	1,014,507
Cheniere Energy Inc 4.625% 10/15/2028	170,000	169,939
Columbia Pipelines Holding Co LLC 6.055% 8/15/2026 (d)	150,000	151,007
DCP Midstream Operating LP 5.625% 7/15/2027	2,500,000	2,548,205
Diamondback Energy Inc 5.2% 4/18/2027	2,375,000	2,405,489
Energy Transfer LP 4.55% 1/15/2031	595,000	600,702
Energy Transfer LP 5.25% 7/1/2029	645,000	668,803
Energy Transfer LP 6.05% 12/1/2026	1,885,000	1,910,114
EOG Resources Inc 4.4% 1/15/2031	585,000	591,854
EQT Corp 3.125% 5/15/2026 (d)	1,715,000	1,709,901
EQT Corp 3.9% 10/1/2027	1,500,000	1,497,177
EQT Corp 5.7% 4/1/2028	2,000,000	2,067,857
Marathon Petroleum Corp 3.8% 4/1/2028	2,600,000	2,592,954
MPLX LP 4% 3/15/2028	2,600,000	2,603,096
MPLX LP 4.8% 2/15/2031	2,685,000	2,741,025
ONEOK Inc 4.25% 9/24/2027	2,070,000	2,079,902
ONEOK Inc 4.85% 7/15/2026	1,899,000	1,900,307
ONEOK Inc 5.55% 11/1/2026	990,000	998,879
ONEOK Inc 5.625% 1/15/2028 (d)	385,000	393,160
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,090,000	1,107,106
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	308,000	309,248
Schlumberger Investment SA 4.5% 5/15/2028	749,000	757,779
Targa Resources Corp 4.35% 1/15/2029	940,000	947,654
Targa Resources Corp 5.2% 7/1/2027	345,000	350,536
Western Gas Partners LP 4.65% 7/1/2026	2,000,000	2,000,537
Williams Cos Inc/The 4.625% 6/30/2030	1,045,000	1,063,014
Williams Cos Inc/The 4.8% 11/15/2029	670,000	686,725
Williams Cos Inc/The 5.4% 3/2/2026	2,140,000	2,140,000
		38,007,477
TOTAL ENERGY		39,371,256
Financials - 5.5%
Banks - 2.2%
Bank of America Corp 1.734% 7/22/2027 (b)	3,465,000	3,433,895
Bank of America Corp 4.623% 5/9/2029 (b)	4,382,000	4,444,194
Bank of America Corp 4.948% 7/22/2028 (b)	2,902,000	2,938,431
Bank of America Corp 5.933% 9/15/2027 (b)	2,200,000	2,223,639
Citigroup Inc 3.52% 10/27/2028 (b)	2,300,000	2,282,472
Citigroup Inc 3.887% 1/10/2028 (b)	2,000,000	1,997,224
Citigroup Inc 4.075% 4/23/2029 (b)	2,300,000	2,303,411
Citigroup Inc 4.786% 3/4/2029 (b)	2,300,000	2,334,572
Citigroup Inc 5.174% 2/13/2030 (b)	710,000	731,571
Fifth Third Bancorp 4.566% 4/29/2032 (b)	1,335,000	1,342,910
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (b)	2,240,000	2,261,263
Huntington National Bank/The 4.871% 4/12/2028 (b)	2,500,000	2,522,596
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	2,491,000	2,519,861
JPMorgan Chase & Co 4.979% 7/22/2028 (b)	3,284,000	3,327,619
JPMorgan Chase & Co 5.04% 1/23/2028 (b)	3,310,000	3,339,565
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 4.5515% 4/22/2027 (b)(c)	747,000	747,675
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (b)	605,000	610,737
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	2,557,000	2,566,513
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,500,000	1,554,764
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	760,000	749,045
Santander Holdings USA Inc 6.124% 5/31/2027 (b)	160,000	160,663
Truist Financial Corp 1.887% 6/7/2029 (b)	2,700,000	2,580,712
Truist Financial Corp 4.123% 6/6/2028 (b)	2,511,000	2,516,589
Truist Financial Corp 4.873% 1/26/2029 (b)	2,500,000	2,540,765
US Bancorp 4.548% 7/22/2028 (b)	940,000	948,056
US Bancorp 5.775% 6/12/2029 (b)	2,400,000	2,495,991
Wells Fargo & Co 3.196% 6/17/2027 (b)	3,200,000	3,192,098
Wells Fargo & Co 3.526% 3/24/2028 (b)	3,130,000	3,113,823
Wells Fargo & Co 4.9% 1/24/2028 (b)	1,550,000	1,562,226
Wells Fargo & Co 4.97% 4/23/2029 (b)	2,895,000	2,951,498
Wells Fargo & Co 5.707% 4/22/2028 (b)	2,500,000	2,545,771
Wells Fargo & Co 6.303% 10/23/2029 (b)	2,000,000	2,109,243
		70,949,392
Capital Markets - 1.5%
Athene Global Funding 4.86% 8/27/2026 (d)	885,000	888,206
Athene Global Funding 5.339% 1/15/2027 (d)	2,500,000	2,525,906
Athene Global Funding 5.349% 7/9/2027 (d)	860,000	873,076
Athene Global Funding 5.516% 3/25/2027 (d)	2,503,000	2,539,849
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	1,780,000	1,791,271
Equitable America Global Funding 4.65% 6/9/2028 (d)	3,625,000	3,666,384
GA Global Funding Trust 4.4% 9/23/2027 (d)	1,490,000	1,494,798
GA Global Funding Trust 5.4% 1/13/2030 (d)	1,135,000	1,163,022
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (b)	2,800,000	2,763,197
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (b)	3,800,000	3,801,574
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	2,415,000	2,431,464
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (b)	1,970,000	1,988,604
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (b)	1,250,000	1,294,011
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)	1,000,000	1,058,613
LPL Holdings Inc 4.625% 11/15/2027 (d)	470,000	469,712
LPL Holdings Inc 4.9% 4/3/2028	2,965,000	2,999,311
LPL Holdings Inc 5.7% 5/20/2027	1,298,000	1,319,588
LPL Holdings Inc 6.75% 11/17/2028	325,000	344,646
Morgan Stanley 1.512% 7/20/2027 (b)	2,700,000	2,674,942
Morgan Stanley 4.238% 1/9/2030 (b)	765,000	767,676
Morgan Stanley 4.994% 4/12/2029 (b)	1,065,000	1,084,409
Morgan Stanley 5.164% 4/20/2029 (b)	2,500,000	2,556,751
Morgan Stanley 6.296% 10/18/2028 (b)	2,450,000	2,537,996
Morgan Stanley 6.407% 11/1/2029 (b)	2,400,000	2,541,142
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)	3,478,000	3,537,722
		49,113,870
Consumer Finance - 0.4%
American Express Co 4.731% 4/25/2029 (b)	840,000	853,912
American Express Co 5.043% 7/26/2028 (b)	710,000	721,096
American Express Co 5.098% 2/16/2028 (b)	380,000	383,905
American Express Co 5.532% 4/25/2030 (b)	845,000	882,357
Capital One Financial Corp 7.149% 10/29/2027 (b)	410,000	418,133
Ford Motor Credit Co LLC 4.97% 4/6/2029	605,000	608,858
Ford Motor Credit Co LLC 5.125% 11/5/2026	780,000	784,502
Ford Motor Credit Co LLC 5.8% 3/5/2027	3,835,000	3,887,056
Ford Motor Credit Co LLC 5.85% 5/17/2027	2,500,000	2,540,968
Ford Motor Credit Co LLC 5.918% 3/20/2028	550,000	564,651
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	568,000	572,675
		12,218,113
Financial Services - 0.7%
CNH Industrial Capital LLC 4.375% 3/7/2031	2,315,000	2,313,490
CNH Industrial Capital LLC 4.5% 10/8/2027	800,000	805,696
CNH Industrial Capital LLC 4.55% 4/10/2028	1,750,000	1,767,146
Crown Castle Towers LLC 4.241% 7/15/2048 (d)	435,000	436,173
Equitable Holdings Inc 4.35% 4/20/2028	2,500,000	2,512,561
Fiserv Inc 3.5% 7/1/2029	850,000	825,680
Fiserv Inc 4.2% 10/1/2028	686,000	686,171
Fiserv Inc 4.55% 2/15/2031	830,000	827,386
Fiserv Inc 5.15% 3/15/2027	1,805,000	1,822,421
Fiserv Inc 5.375% 8/21/2028	1,090,000	1,117,123
Jackson Financial Inc 5.17% 6/8/2027	2,500,000	2,530,403
National Rural Utilities Cooperative Finance Corp 4.05% 2/9/2029	2,025,000	2,034,852
Penske Truck Leasing Co Lp / PTL Finance Corp 1.7% 6/15/2026 (d)	364,000	361,528
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (d)	590,000	586,875
Penske Truck Leasing Co Lp / PTL Finance Corp 4.4% 7/1/2027 (d)	129,000	129,569
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (d)	515,000	520,199
Penske Truck Leasing Co Lp / PTL Finance Corp 5.75% 5/24/2026 (d)	2,170,000	2,175,133
Western Union Co/The 1.35% 3/15/2026	2,954,000	2,950,610
		24,403,016
Insurance - 0.7%
Brighthouse Financial Global Funding 1.55% 5/24/2026 (d)	250,000	248,209
Brown & Brown Inc 4.7% 6/23/2028	420,000	423,972
CNO Global Funding 1.75% 10/7/2026 (d)	1,810,000	1,785,204
CNO Global Funding 4.875% 12/10/2027 (d)	410,000	413,951
Corebridge Global Funding 4.25% 8/21/2028 (d)	760,000	762,352
Corebridge Global Funding 4.65% 8/20/2027 (d)	415,000	418,880
Corebridge Global Funding 4.9% 1/7/2028 (d)	2,500,000	2,542,434
Corebridge Global Funding 5.2% 1/12/2029 (d)	325,000	334,580
Equitable Financial Life Global Funding 4.6% 4/1/2027 (d)	1,597,000	1,608,481
Health Care Service Corp 5.2% 6/15/2029 (d)	2,085,000	2,144,191
Jackson National Life Global Funding 5.55% 7/2/2027 (d)	2,604,000	2,651,092
Jackson National Life Global Funding 5.6% 4/10/2026 (d)	1,220,000	1,222,101
Lincoln Financial Global Funding 5.3% 1/13/2030 (d)	1,598,000	1,641,770
MassMutual Global Funding II 4% 1/22/2029 (d)	788,000	789,580
RGA Global Funding 4.35% 8/25/2028 (d)	3,720,000	3,738,860
RGA Global Funding 4.6% 11/25/2030 (d)	1,180,000	1,189,000
Trinity Acq PLC 4.4% 3/15/2026	250,000	249,993
Western-Southern Global Funding 4.25% 1/29/2029 (d)	1,720,000	1,727,630
		23,892,280
TOTAL FINANCIALS		180,576,671
Health Care - 0.9%
Biotechnology - 0.1%
AbbVie Inc 3.775% 3/3/2028	2,375,000	2,378,144
AbbVie Inc 4.125% 3/15/2031	660,000	662,097
		3,040,241
Health Care Equipment & Supplies - 0.2%
Becton Dickinson & Co 4.693% 2/13/2028	1,325,000	1,343,113
Medline Borrower LP 3.875% 4/1/2029 (d)	3,120,000	3,068,556
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	199,000	205,362
Solventum Corp 5.45% 2/25/2027	617,000	625,304
Stryker Corp 4.7% 2/10/2028	922,000	935,808
		6,178,143
Health Care Providers & Services - 0.5%
Cencora Inc 3.45% 12/15/2027	190,000	188,576
Cencora Inc 3.95% 2/13/2029	660,000	660,280
Cencora Inc 4.625% 12/15/2027	500,000	506,253
Centene Corp 4.625% 12/15/2029	1,235,000	1,205,071
CVS Health Corp 1.3% 8/21/2027	2,675,000	2,575,529
CVS Health Corp 2.875% 6/1/2026	733,000	731,153
CVS Health Corp 3% 8/15/2026	415,000	413,150
CVS Health Corp 4.3% 3/25/2028	3,230,000	3,248,971
HCA Inc 3.125% 3/15/2027	1,140,000	1,130,524
HCA Inc 4.3% 11/15/2030	380,000	380,728
HCA Inc 5.625% 9/1/2028	1,850,000	1,909,017
Highmark Inc 1.45% 5/10/2026 (d)	435,000	432,232
Humana Inc 5.75% 12/1/2028	912,000	945,277
Humana Inc 5.75% 3/1/2028	300,000	308,195
Icon Investments Six DAC 5.809% 5/8/2027	1,940,000	1,957,343
		16,592,299
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029	440,000	462,455
Life Sciences Tools & Services - 0.0%
Revvity Inc 1.9% 9/15/2028	1,054,000	998,343
Thermo Fisher Scientific Inc 4.215% 2/12/2031	1,095,000	1,103,987
		2,102,330
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	1,230,000	1,228,607
Viatris Inc 2.3% 6/22/2027	1,236,000	1,205,488
		2,434,095
TOTAL HEALTH CARE		30,809,563
Industrials - 0.6%
Aerospace & Defense - 0.2%
Boeing Co 3.2% 3/1/2029	845,000	825,643
Boeing Co 3.25% 2/1/2028	1,500,000	1,482,051
Boeing Co 3.25% 3/1/2028	1,500,000	1,481,419
Boeing Co 6.259% 5/1/2027	1,695,000	1,736,422
Huntington Ingalls Industries Inc 5.353% 1/15/2030	330,000	342,419
RTX Corp 6.7% 8/1/2028	678,000	719,790
RTX Corp 7% 11/1/2028	644,000	683,164
		7,270,908
Building Products - 0.0%
Owens Corning 3.4% 8/15/2026	517,000	515,256
Owens Corning 5.5% 6/15/2027	690,000	702,625
		1,217,881
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 4/15/2028	1,045,000	1,083,583
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (d)	1,842,000	1,843,463
Machinery - 0.0%
Fortive Corp 3.15% 6/15/2026	1,133,000	1,129,000
Passenger Airlines - 0.1%
Delta Air Lines Inc 4.95% 7/10/2028	695,000	706,553
Southwest Airlines Co 4.375% 11/15/2028	1,185,000	1,195,147
		1,901,700
Professional Services - 0.1%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	2,165,000	2,131,876
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	990,000	969,978
Leidos Inc 4.1% 3/15/2029 (f)	1,425,000	1,428,649
		4,530,503
Trading Companies & Distributors - 0.1%
GATX Corp 3.25% 9/15/2026	455,000	453,036
GATX Corp 3.85% 3/30/2027	1,189,000	1,187,761
GATX Corp 5.4% 3/15/2027	820,000	831,569
		2,472,366
TOTAL INDUSTRIALS		21,449,404
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 4.75% 3/30/2026	340,000	340,171
Dell International LLC / EMC Corp 4.75% 4/1/2028	3,005,000	3,053,087
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,750,000	1,756,102
		5,149,360
IT Services - 0.0%
Gartner Inc 4.5% 7/1/2028 (d)	2,213,000	2,181,716
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc 5.05% 7/12/2029	2,400,000	2,483,246
Foundry JV Holdco LLC 5.5% 1/25/2031 (d)	380,000	396,541
Foundry JV Holdco LLC 5.9% 1/25/2030 (d)	330,000	348,258
Intel Corp 3.15% 5/11/2027	376,000	372,349
Intel Corp 3.75% 8/5/2027	655,000	652,874
Marvell Technology Inc 1.65% 4/15/2026	510,000	508,519
Marvell Technology Inc 4.75% 7/15/2030	310,000	316,041
Marvell Technology Inc 4.875% 6/22/2028	1,520,000	1,549,175
		6,627,003
Software - 0.2%
Atlassian Corp 5.25% 5/15/2029	425,000	432,504
Fortinet Inc 1% 3/15/2026	1,485,000	1,482,351
Oracle Corp 4.45% 9/26/2030	1,275,000	1,250,461
Synopsys Inc 4.65% 4/1/2028	2,075,000	2,101,427
Workday Inc 3.5% 4/1/2027	525,000	522,157
		5,788,900
TOTAL INFORMATION TECHNOLOGY		19,746,979
Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 1.4% 8/5/2026	930,000	916,216
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (d)	2,600,000	2,590,286
		3,506,502
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028	1,025,000	1,040,868
Amrize Finance US LLC 4.95% 4/7/2030	375,000	385,811
		1,426,679
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031	360,000	365,348
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	276,000	276,014
Freeport-McMoRan Inc 4.375% 8/1/2028	160,000	160,180
Freeport-McMoRan Inc 5.25% 9/1/2029	323,000	327,953
Steel Dynamics Inc 4% 12/15/2028	1,775,000	1,776,480
		2,540,627
TOTAL MATERIALS		7,839,156
Real Estate - 0.5%
Diversified REITs - 0.1%
VICI Properties LP 4.75% 4/1/2028	2,400,000	2,423,580
Health Care REITs - 0.1%
Ventas Realty LP 4% 3/1/2028	2,500,000	2,498,889
Real Estate Management & Development - 0.0%
CBRE Services Inc 5.1% 6/15/2030	390,000	397,836
Essex Portfolio LP 3.375% 4/15/2026	794,000	793,080
Extra Space Storage LP 3.875% 12/15/2027	1,065,000	1,064,115
		2,255,031
Residential REITs - 0.0%
American Homes 4 Rent LP 4.25% 2/15/2028	900,000	901,782
Specialized REITs - 0.3%
American Tower Corp 1.5% 1/31/2028	2,700,000	2,580,985
American Tower Corp 1.6% 4/15/2026	2,043,000	2,037,123
American Tower Corp 3.55% 7/15/2027	645,000	641,746
Crown Castle Inc 1.05% 7/15/2026	1,005,000	994,029
Crown Castle Inc 2.9% 3/15/2027	1,115,000	1,102,846
Crown Castle Inc 4.3% 2/15/2029	335,000	336,700
Crown Castle Inc 4.8% 9/1/2028	835,000	848,854
Crown Castle Inc 5% 1/11/2028	600,000	610,489
Crown Castle Inc 5.6% 6/1/2029	515,000	536,481
		9,689,253
TOTAL REAL ESTATE		17,768,535
Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co Inc 5.2% 1/15/2029	1,165,000	1,204,640
Appalachian Power Co 3.3% 6/1/2027	1,723,000	1,706,614
DTE Electric Co 4.25% 5/14/2027	474,000	477,261
Duke Energy Corp 4.3% 3/15/2028	2,500,000	2,519,943
Exelon Corp 5.15% 3/15/2029	380,000	392,798
FirstEnergy Corp 3.9% 7/15/2027 (e)	1,507,000	1,513,222
FirstEnergy Transmission LLC 4.55% 1/15/2030	310,000	314,621
Jersey Central Power & Light Co 4.15% 1/15/2029 (d)	2,000,000	2,008,326
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,255,000	1,233,715
NextEra Energy Capital Holdings Inc 4.6% 9/1/2027	255,000	257,892
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	1,187,000	1,200,460
Niagara Mohawk Power Corp 4.647% 10/3/2030 (d)	655,000	665,252
Pacific Gas and Electric Co 3.3% 12/1/2027	320,000	316,146
Pacific Gas and Electric Co 3.3% 3/15/2027	266,000	264,113
Pacific Gas and Electric Co 5% 6/4/2028	610,000	621,404
Pacific Gas and Electric Co 5.45% 6/15/2027	135,000	137,207
Southern California Edison Co 5.15% 6/1/2029	1,020,000	1,049,287
Southern Co/The 5.113% 8/1/2027 (e)	705,000	716,627
Vistra Operations Co LLC 5.05% 12/30/2026 (d)	633,000	639,871
		17,239,399
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 4.05% 9/15/2028	690,000	692,014
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.45% 6/1/2028	2,500,000	2,557,747
Constellation Energy Generation LLC 5.6% 3/1/2028	269,000	277,444
		2,835,191
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027	578,000	566,296
DTE Energy Co 4.875% 6/1/2028	830,000	845,984
DTE Energy Co 4.95% 7/1/2027	600,000	607,147
DTE Energy Co 5.2% 4/1/2030	820,000	852,640
NiSource Inc 5.25% 3/30/2028	210,000	215,323
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,275,000	1,312,692
Sempra 5.4% 8/1/2026	330,000	331,510
		4,731,592
TOTAL UTILITIES		25,498,196
TOTAL UNITED STATES		392,020,135
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $606,667,639)		610,806,748

Short-Term Funds - 23.7%
	Shares	Value ($)
Baird Ultra Short Bond Fund Institutional Class	127,856	1,293,900
JPMorgan Ultra-Short Income ETF	5,002,562	253,930,047
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	4,279,814	42,755,340
PIMCO Short-Term Fund Institutional Class	28,918,720	280,222,401
T. Rowe Price Ultra Short-Term Bond Fund	39,873,967	202,958,491
TOTAL SHORT-TERM FUNDS (Cost $773,216,157)		781,160,179

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Fannie Mae 5.5% 9/1/2053	78,583	80,904
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.523%, 6.096% 7/1/2035 (b)(c)	1,318	1,358
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.613%, 6.095% 12/1/2035 (b)(c)	3,205	3,326
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.28% 8/1/2037 (b)(c)	594	616
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 5/1/2038 (b)(c)	2,048	2,136
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.83% 4/1/2038 (b)(c)	4,572	4,776
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.853%, 6.574% 8/1/2038 (b)(c)	3,780	3,959
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.907%, 6.907% 5/1/2038 (b)(c)	5,051	5,284
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 2.04%, 6.415% 12/1/2036 (b)(c)	805	842
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	196,820	164,766
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	196,058	163,393
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	719,847	627,409
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	331,013	323,456
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	4,591	4,532
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	184,809	168,654
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	109,718	100,207
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	109,273	108,201
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	6,268	6,246
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	410,196	391,670
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	54,151	51,705
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	9,768	9,727
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	16,174	15,256
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	132,905	131,206
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	55,991	54,960
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	16,519	16,215
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	715,529	698,779
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	758,216	738,098
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,588,918	1,546,013
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	26,469	26,471
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	367,432	369,178
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,561	5,565
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	51,028	51,017
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	777,355	769,352
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	256,615	260,772
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	103,427	105,193
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	3,417	3,419
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	33,362	33,385
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	757,981	761,936
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	126,900	130,146
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	631,237	637,883
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	8,122	8,369
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	926,183	950,696
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,941	4,073
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	101,608	104,566
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	15,442	15,869
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	5,777	5,937
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	58,612	60,219
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	54,916	56,833
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	43,843	45,063
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2045	31,313	32,399
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,883,623	3,937,867
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	702,555	713,246
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2035	149,312	155,696
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	966	1,009
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,617	1,696
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	14,280	14,927
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,547,951	1,592,724
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	911,525	932,762
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	13,438	14,095
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,328,429	1,366,437
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	3,453	3,612
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	739,382	760,767
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	6,293	6,583
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	4,317	4,517
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	12,739	13,357
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	144,028	148,093
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	12,675	13,297
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	25,156	26,201
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	32,440	33,874
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	29,533	30,829
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	23,310	24,358
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	10,004	10,440
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,171,277	3,246,899
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	1,553,684	1,589,884
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.372%, 5.96% 10/1/2033 (b)(c)	11,322	11,534
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	1,000	1,062
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2041	10,352	11,008
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	4,764	5,013
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2034	1,152	1,211
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	3,195	3,377
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2049	456,657	483,520
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	42,263	44,183
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	3,298	3,486
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	7,583	7,983
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	32,863	34,944
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,563	3,771
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2038	2,245	2,384
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	1,200	1,268
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	410,032	423,796
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	57,174	59,111
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	328,128	339,630
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	51,358	54,601
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	72,510	75,275
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	11,469	11,995
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	194,904	204,372
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,970	13,580
Freddie Mac Gold Pool 2.5% 1/1/2052	746,095	656,581
Freddie Mac Gold Pool 2.5% 4/1/2052	402,679	354,241
Freddie Mac Gold Pool 3% 11/1/2034	127,925	125,085
Freddie Mac Gold Pool 3.5% 12/1/2047	475,338	454,400
Freddie Mac Gold Pool 3.5% 2/1/2052	868,520	821,725
Freddie Mac Gold Pool 4% 12/1/2049	103,469	101,791
Freddie Mac Gold Pool 4.5% 5/1/2050	93,843	93,849
Freddie Mac Gold Pool 4.5% 9/1/2052	2,333,633	2,317,010
Freddie Mac Gold Pool 5% 12/1/2041	179,242	185,529
Freddie Mac Gold Pool 5% 6/1/2055	15,836	15,971
Freddie Mac Gold Pool 5.5% 10/1/2038	1,218	1,280
Freddie Mac Gold Pool 5.5% 10/1/2055	828,593	845,568
Freddie Mac Gold Pool 5.5% 4/1/2055	1,373,550	1,402,870
Freddie Mac Gold Pool 5.5% 7/1/2055	712,394	727,255
Freddie Mac Gold Pool 6% 10/1/2054	642,680	663,731
Freddie Mac Gold Pool 6% 10/1/2054	192,693	199,447
Freddie Mac Gold Pool 6% 12/1/2054	971,787	999,473
Freddie Mac Gold Pool 6% 2/1/2035	27,870	29,309
Freddie Mac Gold Pool 6% 2/1/2055	2,313,421	2,383,238
Freddie Mac Gold Pool 6% 5/1/2055	192,693	199,348
Freddie Mac Gold Pool 6% 6/1/2055	726,746	749,211
Freddie Mac Gold Pool 6% 8/1/2055	746,744	771,461
Freddie Mac Gold Pool 6% 9/1/2034	1,517	1,588
Freddie Mac Gold Pool 6% 9/1/2035	9,502	10,007
Freddie Mac Gold Pool 6.5% 9/1/2054	412,769	432,368
Freddie Mac Gold Pool 6.5% 9/1/2054	107,482	111,836
Freddie Mac Gold Pool 7% 3/1/2039	44,836	47,691
Freddie Mac Gold Pool 7.5% 6/1/2038	39,356	41,831
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.625%, 6.477% 6/1/2038 (b)(c)	6,376	6,611
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.726%, 6.356% 7/1/2035 (b)(c)	1,550	1,602
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 5.983% 2/1/2037 (b)(c)	1,433	1,486
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.358% 10/1/2036 (b)(c)	3,294	3,414
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.7709%, 6.616% 5/1/2038 (b)(c)	4,028	4,191
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.775%, 6.689% 5/1/2037 (b)(c)	1,184	1,231
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.911%, 6.219% 12/1/2036 (b)(c)	2,137	2,234
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.183% 2/1/2037 (b)(c)	751	782
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.032%, 6.398% 11/1/2036 (b)(c)	2,175	2,280
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0686%, 6.318% 2/1/2037 (b)(c)	1,019	1,064
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.083%, 6.957% 2/1/2038 (b)(c)	8,975	9,406
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.347%, 6.111% 11/1/2034 (b)(c)	3,642	3,769
Freddie Mac Non Gold Pool 6% 5/1/2055	610,587	629,738
Freddie Mac Non Gold Pool 6.5% 6/1/2055	1,011,018	1,055,881
Freddie Mac STACR REMIC Trust Series DNA3 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 9/25/2045 (b)(c)(d)	613,625	614,563
Ginnie Mae I Pool 3.5% 7/20/2052	654,249	620,579
Ginnie Mae I Pool 3.5% 8/20/2044	131,079	125,447
Ginnie Mae I Pool 4% 10/20/2052	771,384	748,041
Ginnie Mae I Pool 4% 3/20/2048	46,811	45,775
Ginnie Mae I Pool 4% 4/20/2050	41,373	40,302
Ginnie Mae I Pool 4% 4/20/2050	31,328	30,498
Ginnie Mae I Pool 4% 4/20/2050	20,690	20,155
Ginnie Mae I Pool 4% 4/20/2050	17,382	16,921
Ginnie Mae I Pool 6% 7/15/2036	69,787	73,259
Ginnie Mae II Pool 3% 9/20/2047	757,489	703,208
Ginnie Mae II Pool 3.5% 1/20/2047	58,599	56,275
Ginnie Mae II Pool 3.5% 10/20/2046	921	885
Ginnie Mae II Pool 3.5% 11/20/2046	54,854	52,712
Ginnie Mae II Pool 3.5% 11/20/2050	705,107	672,952
Ginnie Mae II Pool 3.5% 2/20/2052	819,347	776,349
Ginnie Mae II Pool 4% 4/20/2050	43,458	42,333
Ginnie Mae II Pool 4% 4/20/2050	18,255	17,800
Ginnie Mae II Pool 4% 4/20/2050	12,539	12,226
Ginnie Mae II Pool 4% 4/20/2050	10,249	9,977
Ginnie Mae II Pool 4% 4/20/2050	4,374	4,258
Ginnie Mae II Pool 4% 8/20/2050	23,972	23,434
Ginnie Mae II Pool 4.5% 7/20/2041	190,348	192,586
Ginnie Mae II Pool 4.5% 9/20/2040	39,503	39,967
Ginnie Mae II Pool 5% 1/20/2036	3,958	4,057
Ginnie Mae II Pool 5% 1/20/2048	40,444	41,535
Ginnie Mae II Pool 5% 11/20/2039	115,135	118,487
Ginnie Mae II Pool 5% 12/20/2034	7,418	7,594
Ginnie Mae II Pool 5% 12/20/2035	4,854	4,975
Ginnie Mae II Pool 5% 2/20/2040	8,010	8,244
Ginnie Mae II Pool 5% 2/20/2048	154,562	158,876
Ginnie Mae II Pool 5% 3/20/2041	4,455	4,589
Ginnie Mae II Pool 5% 5/20/2036	5,058	5,187
Ginnie Mae II Pool 5% 5/20/2048	14,344	14,722
Ginnie Mae II Pool 5.5% 2/20/2049	63,619	66,071
TOTAL UNITED STATES		48,144,531
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,242,511)		48,144,531

Commercial Paper - 0.8%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 3/27/2026	4.11	810,000	807,399
Brunswick Corp/DE 0% 3/3/2026	4.20	2,530,000	2,528,807
Crown Castle Inc 0% 3/12/2026	4.11	1,730,000	1,727,383
Crown Castle Inc 0% 3/19/2026	4.10	2,200,000	2,194,886
Edison International 0% 3/16/2026	4.23	1,550,000	1,546,979
Edison International 0% 3/19/2026	4.21	1,690,000	1,686,120
Harley-Davidson Financial Services Inc 0% 3/17/2026	4.21	1,995,000	1,991,052
Harley-Davidson Financial Services Inc 0% 3/4/2026	4.14	1,505,000	1,504,190
HCA Inc 0% 3/2/2026	4.07	2,370,000	2,369,207
HCA Inc 0% 5/12/2026	4.24	2,520,000	2,499,126
HCA Inc 0% 5/14/2026	4.30	1,720,000	1,704,803
Ovintiv Inc 0% 3/19/2026	4.22	1,990,000	1,985,392
Ovintiv Inc 0% 3/20/2026	4.22	2,115,000	2,109,852
Southern California Edison Co 0% 3/27/2026	4.22	2,095,000	2,088,285
TOTAL COMMERCIAL PAPER (Cost $26,748,456)			26,743,481

U.S. Treasury Obligations - 18.3%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 11/30/2027	3.48 to 3.53	37,675,000	37,651,453
US Treasury Notes 3.375% 12/31/2027	3.45 to 3.61	142,525,000	142,447,057
US Treasury Notes 3.5% 1/31/2028	3.45	975,000	976,866
US Treasury Notes 3.5% 10/31/2027 (i)	3.58 to 3.60	5,570,000	5,576,310
US Treasury Notes 3.5% 11/15/2028	3.53	85,486,000	85,729,768
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	109,614,200	109,939,617
US Treasury Notes 3.5% 2/15/2029	3.39	8,872,700	8,900,427
US Treasury Notes 3.75% 5/15/2028	3.38	87,450,400	88,110,712
US Treasury Notes 3.875% 3/15/2028 (i)	3.48 to 3.54	53,817,300	54,330,246
US Treasury Notes 3.875% 6/15/2028	3.37	69,946,500	70,703,343
TOTAL U.S. TREASURY OBLIGATIONS (Cost $603,079,138)			604,365,799

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	12,879,955	12,882,531
Fidelity Investments Money Market Government Portfolio - Institutional Class (k)(l)	3.59	55,428,962	55,428,962
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	3.63	12,182,263	12,182,263
TOTAL MONEY MARKET FUNDS (Cost $80,493,756)			80,493,756

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,303,043,367)	3,322,168,236
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(13,244,422)
NET ASSETS - 100.0%	3,308,923,814

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,481	6/2026	309,876,109	323,216

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(170)	6/2026	(19,342,813)	(79,929)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(35)	6/2026	(4,084,609)	(20,831)
CBOT 5Y US Treasury Notes Contracts (United States)	(107)	6/2026	(11,782,539)	(31,816)
CBOT US Treasury Ultra Bond Contracts (United States)	(24)	6/2026	(2,917,500)	(27,222)

TOTAL SHORT				(159,798)

TOTAL FUTURES CONTRACTS				163,418
The notional amount of long futures as a percentage of Net Assets is 9.4%.
The notional amount of short futures as a percentage of Net Assets is 1.2%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $523,316,037 or 15.8% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,833,271 or 0.4% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,817,503.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Affiliated fund.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,426,071	621,488,249	627,019,717	756,355	(12,072)	-	12,882,531	12,879,955	0.0%
Fidelity Securities Lending Cash Central Fund	55,644,889	534,984,567	590,629,245	16,024	(211)	-	-	-	0.0%
Total	74,070,960	1,156,472,816	1,217,648,962	772,379	(12,283)	-	12,882,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	67,807,370	301,717,071	314,095,479	973,107	-	-	55,428,962	55,428,962
Fidelity SAI Short-Term Bond Fund	5,082,980	25,015	5,120,607	25,342	103,078	(90,466)	-	-
	72,890,350	301,742,086	319,216,086	998,449	103,078	(90,466)	55,428,962

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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